Segment Information (Geographical Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 1,344,777	$ 1,301,984	$ 1,254,456
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	543,877	545,600	538,720
Other Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	75,974	80,299	57,200
Total Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	619,851	625,899	595,920
Europe, Middle East and Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	451,092	416,334	399,082
Asia Pacific and Rest of World
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 273,834	$ 259,751	$ 259,454